Long-term Debt - Liabilities Subject To Compromise (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal payments	$ 3,852,565
Less: Deferred financing costs	(52,041)
Total debt	3,640,699	$ 0
Less: Current portion	(159,825)	(640,557)
Long-term portion	0	$ 3,247,216
Current portion of long-term debt, net of deferred financing costs subject to compromise
Debt Instrument [Line Items]
Less: Deferred financing costs	(50,998)
Total debt	3,640,699
Less: Current portion	(3,640,699)
Long-term portion	0
Current portion of long-term debt, net of deferred financing costs subject to compromise | $1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	1,267,500
Current portion of long-term debt, net of deferred financing costs subject to compromise | $1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	1,833,500
Current portion of long-term debt, net of deferred financing costs subject to compromise | $800 million Senior Secured Notes
Debt Instrument [Line Items]
Total principal payments	459,723
Current portion of long-term debt, net of deferred financing costs subject to compromise | $500 million Senior Unsecured Notes
Debt Instrument [Line Items]
Total principal payments	$ 130,974